<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2007

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 15, 2007

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION                     COM              004930202     1894   100000 SH       SOLE                   100000
ADVISORY BOARD                 COM              00762W107     4050    80000 SH       SOLE                    80000
ALLERGAN INC COM               COM              018490102     1662    15000 SH       SOLE                    15000
ANGIODYNAMICS INC              COM              03475V101     3821   226250 SH       SOLE                   226250
ATRICURE INC                   COM              04963C209     1486   145500 SH       SOLE                   145500
BANK OF FLORIDA CORP           COM              062128103     3780   200000 SH       SOLE                   200000
BLACKBAUD INC                  COM              09227Q100     2808   115000 SH       SOLE                   115000
CASTLEPOINT HLDGS LTD 144A COM COM              148553100     2250   225000 SH       SOLE                   225000
CKX INC COM                    COM              12562M106     2220   200000 SH       SOLE                   200000
CLEARWIRE CORP CL A            COM              185385309      706    34500 SH       SOLE                    34500
CNET NETWORKS INC              COM              12613R104     1524   175000 SH       SOLE                   175000
COINMACH SVC CORP CL A         COM              19259W206     5040   475000 SH       SOLE                   475000
EMS TECHNOLOGIES INC           COM              26873N108     2890   150000 SH       SOLE                   150000
FAMILYMEDS GROUP INC COM NEW   COM              30706T209      900   350350 SH       SOLE                   350350
FAMOUS DAVE'S OF AMERICA       COM              307068106     2080   115000 SH       SOLE                   115000
FLOW INTERNATIONAL CORP        COM              343468104     3660   340801 SH       SOLE                   340801
FTI CONSULTING                 COM              302941109     4535   135000 SH       SOLE                   135000
G. WILLI-FOOD INTL RSTD        COM              M52523103      948   130019 SH       SOLE                   130019
GAMETECH INTERNATIONAL COM     COM              36466D102     5752   470700 SH       SOLE                   470700
GEN-PROBE INC NEW COM          COM              36866T103     2825    60000 SH       SOLE                    60000
GLOBALSCAPE RSTD               COM              37940G109     3000  1200000 SH       SOLE                  1200000
HIBBETT SPORTS INC.            COM              428567101     2287    80000 SH       SOLE                    80000
INTERACTIVECORP                COM              44919P300     4777   126680 SH       SOLE                   126680
INVERNESS MEDICAL INNOVATION   COM              44919P300     5472   125000 SH       SOLE                   125000
KOPIN CORP.                    COM              500600101     1690   500000 SH       SOLE                   500000
L-1 IDENTITY SOLUTIONS         COM              50212A106     2454   148625 SH       SOLE                   148625
LIFETIME BRANDS INC COM        COM              53222Q103     4178   200000 SH       SOLE                   200000
LIVEPERSON INC COM             COM              538146101     3213   407700 SH       SOLE                   407700
MARVEL ENTERPRISES             COM              57383T103     2775   100000 SH       SOLE                   100000
MGM MIRAGE                     COM              552953101     8342   120000 SH       SOLE                   120000
MORNINGSTAR INC                COM              617700109     2066    40000 SH       SOLE                    40000
MORTON'S RESTAURANT GROUP      COM              619430101     3969   223100 SH       SOLE                   223100
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     4976   200000 SH       SOLE                   200000
NEUSTAR INC-CLASS A            COM              64126X201     5151   181125 SH       SOLE                   181125
NEWTEK BUSINESS SVCS COM       COM              652526104     2030  1000000 SH       SOLE                  1000000
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105     3638   200000 SH       SOLE                   200000
NINTENDO LTD ADR               COM              654445303     7252   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     5515   130000 SH       SOLE                   130000
PHOTOMEDEX                     COM              719358103      401   294709 SH       SOLE                   294709
RARE HOSPITALITY INTL          COM              753820109     3761   125000 SH       SOLE                   125000
SEAGATE TECHNOLOGY             COM              G7945J104     4077   175000 SH       SOLE                   175000
SKECHERS U S A INC CL A        COM              830566105     3693   110000 SH       SOLE                   110000
STAPLES                        COM              855030102     4651   180000 SH       SOLE                   180000
TEXAS ROADHOUSE INC - CL A     COM              882681109     1425   100000 SH       SOLE                   100000
TIFFANY & CO.                  COM              886547108     2274    50000 SH       SOLE                    50000
UNITED AUTO GROUP              COM              909440109     1624    80000 SH       SOLE                    80000
URBAN OUTFITTERS               COM              917047102     2121    80000 SH       SOLE                    80000
VISTAPRINT LTD                 COM              G93762204     3447    90000 SH       SOLE                    90000
VITAL LIVING. INC.             COM              92846Y100        0  4715281 SH       SOLE                  4715281
VOCUS INC COM                  COM              92858J108     2516   125000 SH       SOLE                   125000
WEBSIDESTORY                   COM              947685103     3237   250000 SH       SOLE                   250000
WET SEAL CL A                  COM              961840105     2620   400000 SH       SOLE                   400000